EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (Details Narrative) - USD ($)		2 Months Ended
	Sep. 02, 2025	Apr. 30, 2025
Conversion of the nexus note to common stock [Member]
Short-Term Debt [Line Items]
Debt conversion debt	$ 3,500,000
Debt conversion, debt interest	$ 240,000
Debt conversion shares issued (in shares)	4,054,517
Conversion of the another dimension note to common stock [Member]
Short-Term Debt [Line Items]
Debt conversion debt	$ 3,500,000
Debt conversion, debt interest	$ 240,000
Debt conversion shares issued (in shares)	4,054,517
Subscription Agreements [Member]
Short-Term Debt [Line Items]
Sale of stock		906.987
Stock at a price		$ 1.42
Total consideration		$ 1,285,222
The 2023 Convertible Notes [Member] | Unsecured debt converted to common shares [Member]
Short-Term Debt [Line Items]
Debt conversion debt	$ 4,135,000
Debt conversion, debt interest	$ 540,000
Debt conversion shares issued (in shares)	5,029,463
The 2024 Convertible Note [Member] | Unsecured debt converted to common shares [Member]
Short-Term Debt [Line Items]
Debt conversion debt	$ 5,700,000
Debt conversion, debt interest	$ 340,000
Debt conversion shares issued (in shares)	6,496,363